Financial risk management and fair value estimates (Details 4)	Jun. 30, 2022	Jun. 30, 2021
Agricultural Business [Member]
Statement [Line Items]
Gearing ratio	31.71%	64.78%
Debt ratio	30.97%	134.74%
Urban Properties And Investments Business [Member]
Statement [Line Items]
Gearing ratio	31.99%	74.84%
Debt ratio	24.31%	32.86%